Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of provisions
(a)	Provisions as of December 31, 2022 and 2023 are as follows:

	2022		2023
Asset retirement obligations	~~W~~	91,571	99,927
Expected loss related to litigation		29,238	31,371
Unused credit commitments		317,590	355,591
Guarantee contracts issued		83,411	63,161
Financial guarantee contracts issued		55,828	39,998
Non-financial guarantee contracts issued		27,583	23,163
Others (*)		744,504	819,616

	~~W~~	1,266,314	1,369,666

(*)
As of December 31, 2022 and 2023, the Group recognizes a provision of
~~W~~
574,013 million and
~~W~~
360,137 million, respectively, an estimated amount which is highly probable to be paid for customer losses expected due to delays in redemption of Lime CI funds, etc. As of

December 31, 2023, the Group recognizes a provision of
~~W~~
293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood”.

Summary of changes in provision for unused credit commitments and financial guarantee contracts issued
(b)	Changes in provision for unused credit commitments and financial guarantee contracts issued for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	150,573	147,511	1,924	48,607	6,709	28	355,352
Transfer (from) to 12 months expected credit loss		68,226	(67,945)	(281)	2,680	(2,680)	—	—
Transfer (from) to life time expected credit loss		(10,794)	10,842	(48)	(3,715)	3,715	—	—
Transfer (from) to impaired financial asset		(316)	(1,274)	1,590	—	—	—	—
Provided (reversed)		(30,016)	50,733	(1,155)	(972)	537	5	19,132
Change in foreign exchange rate		(2,068)	131	—	910	118	—	(909)
Others (*)		(43)	—	—	603	(712)	(5)	(157)

Ending balance	~~W~~	175,562	139,998	2,030	48,113	7,687	28	373,418

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, the change of discount rate and others.

	2023
	Unused credit commitments				Financial guarantee contracts issued			Total
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset
Beginning balance	~~W~~	175,562	139,998	2,030	48,113	7,687	28	373,418
Transfer (from) to 12 months expected credit loss		65,058	(64,897)	(161)	3,921	(3,921)	—	—
Transfer (from) to life time expected credit loss		(13,466)	13,502	(36)	(7,659)	7,659	—	—
Transfer (from) to impaired financial asset		(609)	(1,953)	2,562	(530)	—	530	—
Provided (reversed)		(20,883)	42,506	15,327	150	70	(14)	37,156
Change in foreign exchange rate		1,025	26	—	294	92	1	1,438
Others (*)		—	—	—	(12,287)	(3,997)	(139)	(16,423)

Ending balance	~~W~~	206,687	129,182	19,722	32,002	7,590	406	395,589

(*)	Others include effects of the provision from the new financial guarantee contracts measured at fair value, and the expired contracts, the change of discount rate and others.

Summary of changes in provisions
(c)	Changes in provisions for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	82,123	9,693	26,578	693,110	811,504
Provision(reversal)		27,474	20,733	(410)	127,460	175,257
Provision used		(25,228)	(779)	—	(75,355)	(101,362)
Change in foreign exchange rate		4	—	1,352	315	1,671
Others (*)		7,090	(409)	63	(1,026)	5,718
Business combination		108	—	—	—	108

Ending balance	~~W~~	91,571	29,238	27,583	744,504	892,896

	2023
	Asset retirement		Litigation	Guarantee	Others	Total
Beginning balance	~~W~~	91,571	29,238	27,583	744,504	892,896
Provision(reversal)		4,771	2,266	(4,856)	516,735	518,916
Provision used		(5,157)	(193)	—	(446,545)	(451,895)
Change in foreign exchange rate		—	—	412	1,127	1,539
Others (*)		8,742	60	24	3,795	12,621

Ending balance	~~W~~	99,927	31,371	23,163	819,616	974,077

(*)	Others include increase in provisions based on the present value, the effect of changes in discount rate over the period and others.

Summary of allowance for guarantees and acceptances
(e)	Allowance for guarantees and acceptances as of December 31, 2022 and 2023 are as follows:

	2022		2023
Outstanding guarantees and acceptances	~~W~~	12,154,088	12,503,445
Contingent guarantees and acceptances		4,565,829	4,337,751
ABS and ABCP purchase commitments		1,496,604	1,533,047
Endorsed bill		10,025	44

	~~W~~	18,226,546	18,374,287

Allowance for loss on guarantees and acceptances	~~W~~	83,411	63,161
Ratio		0.46%	0.34